DFA INVESTMENT DIMENSIONS GROUP INC.	DIMENSIONAL INVESTMENT GROUP INC.

DFA MN Municipal Bond Portfolio	U.S. Large Company Portfolio
DFA Oregon Municipal Bond Portfolio

SUPPLEMENT TO THE STATUTORY
PROSPECTUSES OF EACH PORTFOLIO LISTED ABOVE

The purpose of this supplement to the Statutory Prospectuses dated February 28, 2026, as amended, of the portfolios listed above (each, a “Portfolio” and collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (collectively, the “Funds”), is to notify shareholders that the Boards of Directors of the Funds approved reductions to the Portfolios’ management fees and reduced expense limitation amounts for the DFA Oregon Municipal Bond Portfolio and U.S. Large Company Portfolio, effective as of July 1, 2026, as described below.

DFA MN Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio Statutory Prospectus

I.	In the “DFA MN Municipal Bond Portfolio-Fees and Expenses of the Portfolio” section of the Prospectus on page 58, the Annual Fund Operating Expenses table and Expense Example are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

Management Fee	0.20%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver and/or Expense Reimbursement[2]	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.25% to 0.20% effective as of July 1, 2026.

[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$31	$118	$214	$495

II.	In the “DFA Oregon Municipal Bond Portfolio-Fees and Expenses of the Portfolio” section of the Prospectus on page 70, the Annual Fund Operating Expenses table and Expense Example are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

Management Fee	0.20%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.29%
Fee Waiver and/or Expense Reimbursement[2]	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.25%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.25% to 0.20% effective as of July 1, 2026.

[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$26	$89	$159	$364

III.	The paragraph under the “Management of the Portfolios—Management Fees” section of the Prospectus on page 83 is deleted in its entirety and replaced with the following:

The “Annual Fund Operating Expenses” table describes the fees incurred by each Portfolio (excluding the DFA MN Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio) for the services provided by the Advisor for the fiscal year ended October 31, 2025. The “Management Fee” listed in the “Annual Fund Operating Expenses” table for the Portfolios provides the investment management fee that was payable (or is payable as of the effective date of the fee reduction described below) by the respective Portfolio to the Advisor. The Advisor, not the Sub-Advised Portfolios (defined below), compensates the sub-advisors.

The “Annual Fund Operating Expenses” table for the DFA MN Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio describes the management fee payable by each Portfolio to the Advisor as a result of a decrease in the management fee effective July 1, 2026. The rate of the management fee payable to the Advisor by the DFA MN Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio was reduced from 0.25% to 0.20% of each Portfolio’s average daily net assets on an annualized basis effective July 1, 2026.

IV.	The expense limitation amount of the DFA Oregon Municipal Bond Portfolio listed under the “Management of the Portfolios—Fee Waiver and Expense Assumption Agreements” section of the Prospectus on page 85 is reduced from 0.30% to 0.25%, effective as of July 1, 2026.

U.S. Large Company Portfolio Statutory Prospectus – Institutional Class Shares

I.	In the “U.S. Large Company Portfolio-Fees and Expenses of the Portfolio” section of the Prospectus on page 1, the Annual Fund Operating Expenses table and Expense Example are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

Management Fee	0.04%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%
Fee Waiver and/or Expense Reimbursement[2]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.06%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.06% to 0.04% effective as of July 1, 2026.

[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$6	$22	$39	$89

II.	The paragraphs under the “Management of the Portfolios—Management Fees” section of the Prospectus on page 82 is deleted in its entirety and replaced with the following:

The “Annual Fund Operating Expenses” table describes the fees incurred by each Portfolio (excluding the U.S. Large Company Portfolio and U.S. Vector Equity Portfolio) for the services provided by the Advisor for the fiscal year ended October 31, 2025. The “Management Fee” listed in the “Annual Fund Operating Expenses” table for each Portfolio provides the investment management fee that was payable (or is payable as of the effective date of the fee reduction described below) by the respective Portfolio to the Advisor.

The “Annual Fund Operating Expenses” table for the U.S. Large Company Portfolio describes the management fee payable by the Portfolio to the Advisor as a result of a decrease in the management fee effective July 1, 2026. The rate of the management fee payable to the Advisor by the U.S. Large Company Portfolio was reduced from 0.06% to 0.04% of the Portfolio’s average daily net assets on an annualized basis effective July 1, 2026. The “Annual Fund Operating Expenses” table for the U.S. Vector Equity Portfolio describes the management fee payable by the Portfolio as a result of a decrease in the management fee effective February 28, 2025. The effective management fee paid by the U.S. Vector Equity Portfolio, based on the Portfolio’s average daily net assets on an annualized basis, during the fiscal year ended October 31, 2025 was 0.22%.

III.	The expense limitation amount of the U.S. Large Company Portfolio listed under the “Management of the Portfolios—Fee Waiver and Expense Assumption Agreements” section of the Prospectus on page 82 is reduced from 0.08% to 0.06%, effective as of July 1, 2026.

U.S. Large Company Portfolio Statutory Prospectus – ETF Class Shares

I.	In the “U.S. Large Company Portfolio-Fees and Expenses of the Portfolio” section of the Prospectus on page 1, the Annual Fund Operating Expenses table and Expense Example are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

Management Fee	0.04%
Other Expenses[2]	0.05%
Total Annual Fund Operating Expenses	0.09%
Fee Waiver and/or Expense Reimbursement[3]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.06%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.06% to 0.04% effective as of July 1, 2026.

[2]	The ETF Class shares of the Portfolio are new, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.

[3]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio’s ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio’s ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio’s ETF class shares reflect the net expenses of the Portfolio’s ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$6	$26	$48	$112

II.	The paragraphs under the “Management of the Portfolios—Management Fees” section of the Prospectus on page 95 is deleted in its entirety and replaced with the following:

The “Annual Fund Operating Expenses” table describes the anticipated fees to be incurred by the ETF Class shares of each Portfolio for the services provided by the Advisor for the first full fiscal year. The “Management Fee” listed in the “Annual Fund Operating Expenses” table for each Portfolio provides the management fee that is payable by the Portfolio to the Advisor.

The “Annual Fund Operating Expenses” table for the U.S. Large Company Portfolio describes the management fee payable by the Portfolio to the Advisor as a result of a decrease in the management fee effective July 1,

2026. The rate of the management fee payable to the Advisor by the U.S. Large Company Portfolio was reduced from 0.06% to 0.04% of the Portfolio’s average daily net assets on an annualized basis effective July 1, 2026.

III.	The expense limitation amount of the U.S. Large Company Portfolio listed under the “Management of the Portfolios—Fee Waiver and Expense Assumption Agreements” section of the Prospectus on page 95 is reduced from 0.08% to 0.06%, effective as of July 1, 2026.

The date of this Supplement is July 1, 2026